UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number________________811-09086 ________________________________________

TD ASSET MANAGEMENT USA FUNDS INC.

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:_646-828-3653

Date of fiscal year end: January 31, 2017

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 62.0%
CONSUMER DISCRETIONARY — 10.1%
American Honda Finance MTN
1.20%, 7/12/19	$300,000	$297,894
BMW US Capital LLC
2.00%, 4/11/21 (A)	100,000	100,016
Comcast
5.70%, 5/15/18	430,000	458,567
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	500,000	500,654
Ford Motor Credit LLC
2.38%, 1/16/18	700,000	704,784
2.02%, 5/3/19	400,000	399,924
1.72%, 12/6/17	845,000	845,120
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	365,000	363,510
Time Warner
2.10%, 6/1/19	425,000	428,248
Toyota Motor Credit MTN
1.55%, 7/13/18	600,000	602,674
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	250,000	249,219
1.60%, 11/20/17 (A)	665,000	665,145
		5,615,755
CONSUMER STAPLES — 2.6%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	100,000	102,271
1.90%, 2/1/19	625,000	629,859
1.25%, 1/17/18	500,000	499,632
CVS Health
2.25%, 12/5/18	200,000	202,758
		1,434,520
ENERGY — 9.7%
Canadian Natural Resources
5.70%, 5/15/17	375,000	383,091
1.75%, 1/15/18	900,000	899,076
Chevron
1.37%, 3/2/18	300,000	300,488
ConocoPhillips
1.50%, 5/15/18	275,000	275,212
Enterprise Products Operating LLC
6.50%, 1/31/19	100,000	110,625
1.65%, 5/7/18	300,000	299,874
Enterprise Products Partners LLC
6.30%, 9/15/17	850,000	885,289
Petro-Canada
6.05%, 5/15/18	150,000	159,863
Shell International Finance BV
1.38%, 5/10/19	225,000	223,845
Statoil
1.11%, 5/15/18	350,000	349,809
Suncor Energy
6.10%, 6/1/18	200,000	213,858
TransCanada PipeLines
3.13%, 1/15/19	150,000	154,403
1.63%, 11/9/17	1,100,000	1,102,121
		5,357,554
FINANCIALS — 26.4%
Bank of America MTN
2.63%, 10/19/20	400,000	406,693
2.63%, 4/19/21	200,000	202,398
2.60%, 1/15/19	500,000	508,304
2.00%, 1/11/18	1,250,000	1,255,512
Bank of Nova Scotia
2.05%, 6/5/19	500,000	504,448
1.70%, 6/11/18	250,000	251,224
BB&T MTN
2.25%, 2/1/19	645,000	654,066
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	299,356
Caisse Centrale Desjardins
1.55%, 1/29/18 (A)	200,000	199,783
Citigroup
2.50%, 9/26/18	1,150,000	1,165,732
2.40%, 2/18/20	150,000	151,499
2.35%, 8/2/21	750,000	750,200
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	157,065
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	150,000	151,830
Goldman Sachs Group
2.38%, 1/22/18	550,000	555,069
HSBC Holdings PLC
3.40%, 3/8/21	200,000	206,183
JPMorgan Chase MTN
1.70%, 3/1/18	775,000	776,972
JPMorgan Chase
2.20%, 10/22/19	1,100,000	1,115,245
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	150,000	151,532
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	315,054
1.50%, 1/10/18 (A)	215,000	215,209
PNC Bank
1.50%, 2/23/18	1,100,000	1,102,484
Royal Bank of Canada MTN
2.15%, 3/15/19	360,000	364,735
2.15%, 3/6/20	150,000	152,007
2.00%, 12/10/18	400,000	403,692
1.63%, 4/15/19	300,000	299,960
US Bancorp MTN
2.20%, 4/25/19	200,000	203,871
Wells Fargo MTN
2.60%, 7/22/20	225,000	229,261
1.51%, 4/23/18	1,000,000	1,003,230
1.50%, 1/16/18	100,000	99,987
Wells Fargo
6.00%, 11/15/17	200,000	209,294
2.50%, 3/4/21	125,000	126,396
2.13%, 4/22/19	375,000	379,179
		14,567,470
HEALTH CARE — 0.6%
Amgen
2.20%, 5/22/19	175,000	177,633
Pfizer
1.20%, 6/1/18	150,000	150,096
		327,729

1

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 1.9%
GE Capital International Funding Unlimited
2.34%, 11/15/20	$500,000	$509,978
General Electric
5.25%, 12/6/17	410,000	428,130
Lockheed Martin
2.50%, 11/23/20	100,000	102,589
		1,040,697
INFORMATION TECHNOLOGY — 0.7%
Microsoft
1.10%, 8/8/19	400,000	397,523

REAL ESTATE — 2.2%
Boston Properties
3.70%, 11/15/18	443,000	459,704
Simon Property Group
2.20%, 2/1/19	250,000	254,010
Ventas Realty
2.00%, 2/15/18	495,000	497,325
		1,211,039
TELECOMMUNICATION SERVICES — 6.1%
AT&T
2.45%, 6/30/20	375,000	377,210
1.40%, 12/1/17	1,100,000	1,100,265
Verizon Communications
3.65%, 9/14/18	775,000	804,034
2.63%, 2/21/20	300,000	305,933
2.61%, 9/14/18	750,000	770,100
		3,357,542
UTILITIES — 1.7%
Duke Energy Carolinas LLC
7.00%, 11/15/18	250,000	278,222
MidAmerican Energy
2.40%, 3/15/19	150,000	153,398
PacifiCorp
5.65%, 7/15/18	220,000	235,998
5.50%, 1/15/19	280,000	304,549
		972,167
TOTAL CORPORATE OBLIGATIONS		34,281,996
U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Inflation Indexed Bond
0.13%, 4/15/20	977,066	995,648
U.S. Treasury Note
1.25%, 12/15/18	2,085,000	2,099,660
1.00%, 5/15/18 to 9/15/18	4,110,000	4,120,895
0.88%, 3/31/18 to 10/15/18	3,425,000	3,426,517
U.S. Treasury STRIPS
0.76%, 2/15/18 (B)	1,500,000	1,484,275
TOTAL U.S. TREASURY OBLIGATIONS		12,126,995
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 8.0%
FANNIE MAE — 4.6%
10.00%, 2/1/25 (C)	1,676	1,697
9.50%, 8/1/22 (C)	808	820
7.50%, 3/1/31 (C)	19,169	20,053
7.00%, 6/1/17 to 7/1/31 (C)	8,907	8,934
6.50%, 3/1/17 to 11/1/37 (C)	437,547	479,828
6.00%, 1/1/17 to 5/1/38 (C)	490,012	548,088
5.50%, 6/1/18 to 6/1/24 (C)	272,098	285,625
5.00%, 3/1/23 (C)	7,736	8,293
4.50%, 5/1/18 to 1/1/19 (C)	71,872	74,089
4.00%, 5/1/23 (C)	76,492	80,224
3.76%, 6/25/21 (C)	190,000	205,706
2.32%, 11/25/18 (C)	639,195	650,902
1.80%, 12/25/19 (C)	200,000	201,942
		2,566,201
FREDDIE MAC — 1.5%
9.00%, 7/1/30 (C)	3,020	3,514
8.00%, 2/1/17 (C)	100	100
7.00%, 3/1/17 to 7/1/17 (C)	3,864	3,886
6.50%, 4/1/17 to 2/1/19 (C)	2,120	2,143
6.00%, 11/1/17 to 8/1/24 (C)	68,384	72,010
5.50%, 12/1/17 to 2/1/37 (C)	410,437	437,054
5.00%, 10/1/23 (C)	20,261	20,810
4.50%, 4/1/21 to 1/1/25 (C)	24,717	26,538
3.00%, 9/1/21 (C)	260,794	272,996
		839,051
GINNIE MAE —1.9%
7.00%, 12/15/23 to 12/15/38	247,164	276,906
6.50%, 3/15/23 to 7/15/29	23,239	24,894
6.00%, 12/15/16 to 2/15/32	206,155	216,452
5.50%, 10/15/23	316,791	339,422
4.50%, 11/15/23 to 7/15/24	138,836	144,062
4.00%, 3/15/19	24,755	25,255
		1,026,991
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		4,432,243
REGIONAL GOVERNMENT OBLIGATIONS — 4.6%
Province of Ontario Canada
2.00%, 1/30/19	1,050,000	1,065,509
Province of Quebec Canada
4.63%, 5/14/18	1,400,000	1,474,232
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,539,741
U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FANNIE MAE, DISCOUNT NOTE — 0.5%
1.31%, 10/9/19 (B)(C)	275,000	263,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		263,461
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	113,278

TOTAL MUNICIPAL OBLIGATION		113,278
REPURCHASE AGREEMENT — 2.4%
Counterparty: Bank of Nova Scotia
0.310% dated 10/31/16, due 11/1/16
in the amount of $1,302,011, fully collateralized by U.S. Government Obligations, par value $128,000 - $1,038,000, coupon range 0.90% - 5.355%, maturity range 4/25/17 - 10/2/19, value $1,328,619	1,302,000	1,302,000
TOTAL REPURCHASE AGREEMENT		1,302,000
TOTAL INVESTMENTS
(Cost $54,774,309)† — 99.6%		55,059,714
OTHER ASSETS AND LIABILITIES, NET — 0.4%		196,264
NET ASSETS — 100.0%		$55,255,978

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $54,774,309, and the unrealized appreciation and depreciation were $318,759 and $(33,354), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $2,760,122 or 5.0% of net assets of the Fund.
(B)	The rate shown is the effective yield at time of purchase.
(C)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GO — General Obligation
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
STRIPS — Separately Traded Registered Interest and Principal Securities

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 44.4%
CONSUMER DISCRETIONARY — 5.9%
21st Century Fox America
3.00%, 9/15/22	$125,000	$129,015
American Honda Finance MTN
1.20%, 7/12/19	200,000	198,596
Comcast
5.70%, 5/15/18	200,000	213,287
Ford Motor Credit LLC
2.38%, 1/16/18	625,000	629,271
2.02%, 5/3/19	125,000	124,976
1.72%, 12/6/17	280,000	280,040
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	145,000	144,408
Time Warner
3.60%, 7/15/25	75,000	77,940
2.10%, 6/1/19	300,000	302,293
Toyota Motor Credit MTN
1.90%, 4/8/21	100,000	100,376
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	100,000	99,688
1.60%, 11/20/17 (A)	213,000	213,046
		2,512,936
CONSUMER STAPLES — 3.2%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	100,000	105,226
2.65%, 2/1/21	125,000	127,839
2.63%, 1/17/23	125,000	126,110
Anheuser-Busch InBev Worldwide
2.50%, 7/15/22	175,000	176,939
Coca-Cola
1.88%, 10/27/20	125,000	126,306
1.55%, 9/1/21	40,000	39,698
CVS Health
2.75%, 12/1/22	264,000	268,521
2.13%, 6/1/21	50,000	50,004
PepsiCo
3.10%, 7/17/22	300,000	316,587
		1,337,230
ENERGY — 7.0%
Canadian Natural Resources
5.70%, 5/15/17	145,000	148,128
3.80%, 4/15/24	148,000	150,528
1.75%, 1/15/18	229,000	228,765
ConocoPhillips
3.35%, 11/15/24	130,000	132,086
Enbridge Energy Partners
4.38%, 10/15/20	50,000	53,345
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	55,312
3.75%, 2/15/25	175,000	180,854
3.35%, 3/15/23	76,000	77,898
2.55%, 10/15/19	88,000	89,788
1.65%, 5/7/18	325,000	324,864
Husky Energy
3.95%, 4/15/22	125,000	133,010
Kinder Morgan Energy Partners
2.65%, 2/1/19	420,000	424,402
Phillips 66
4.30%, 4/1/22	180,000	197,713
Shell International Finance
2.13%, 5/11/20	295,000	297,529
Suncor Energy
6.10%, 6/1/18	100,000	106,929
3.60%, 12/1/24	110,000	114,256
TransCanada PipeLines
3.13%, 1/15/19	250,000	257,338
		2,972,745
FINANCIALS — 17.1%
Bank of America MTN
4.10%, 7/24/23	180,000	193,477
3.88%, 8/1/25	50,000	52,624
3.30%, 1/11/23	125,000	128,577
2.63%, 10/19/20	225,000	228,765
2.63%, 4/19/21	400,000	404,796
2.00%, 1/11/18	106,000	106,467
Bank of Nova Scotia
4.50%, 12/16/25	125,000	131,916
Berkshire Hathaway
2.75%, 3/15/23	100,000	102,969
Berkshire Hathaway Finance
1.30%, 8/15/19	120,000	119,742
CDP Financial
4.40%, 11/25/19 (A)	100,000	108,542
Citigroup
3.75%, 6/16/24	242,000	254,865
3.40%, 5/1/26	175,000	177,927
2.40%, 2/18/20	399,000	402,988
2.35%, 8/2/21	250,000	250,066
General Electric Capital
2.10%, 12/11/19	80,000	81,570
Goldman Sachs Group
2.38%, 1/22/18	325,000	327,996
HSBC Holdings PLC
3.40%, 3/8/21	200,000	206,183
JPMorgan Chase
3.90%, 7/15/25	210,000	223,085
3.20%, 1/25/23	180,000	186,024
3.20%, 6/15/26	75,000	75,868
2.95%, 10/1/26	75,000	74,225
2.55%, 3/1/21	100,000	101,490
2.40%, 6/7/21	250,000	252,108
2.20%, 10/22/19	225,000	228,118
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	200,000	216,331
3.00%, 1/10/23 (A)	100,000	102,925
2.30%, 4/10/19 (A)	236,000	239,848
PNC Bank MTN
3.25%, 6/1/25	75,000	78,089
PNC Bank
2.95%, 2/23/25	235,000	239,794
2.25%, 7/2/19	140,000	142,367
1.95%, 3/4/19	250,000	252,232
Royal Bank of Canada MTN
4.65%, 1/27/26	200,000	216,859
2.15%, 3/6/20	85,000	86,137
US Bancorp MTN
1.95%, 11/15/18	300,000	303,331
Wells Fargo MTN
4.10%, 6/3/26	290,000	304,682
3.45%, 2/13/23	515,000	528,619

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo
3.00%, 4/22/26	$125,000	$124,424
		7,256,026
HEALTH CARE — 0.2%
Amgen
2.60%, 8/19/26	50,000	47,960
Johnson & Johnson
2.45%, 3/1/26	25,000	25,224
		73,184
INDUSTRIALS — 3.2%
3M MTN
1.63%, 9/19/21	52,000	51,893
GE Capital International Funding Unlimited
3.37%, 11/15/25	170,000	180,815
2.34%, 11/15/20	60,000	61,197
General Dynamics
1.88%, 8/15/23	90,000	88,106
General Electric Capital MTN
2.20%, 1/9/20	250,000	253,796
Lockheed Martin
3.55%, 1/15/26	50,000	53,117
3.35%, 9/15/21	100,000	106,156
2.50%, 11/23/20	100,000	102,589
Raytheon
3.13%, 10/15/20	228,000	240,218
2.50%, 12/15/22	225,000	230,855
		1,368,742
INFORMATION TECHNOLOGY — 0.5%
Apple
3.20%, 5/13/25	75,000	78,514
Microsoft
1.10%, 8/8/19	150,000	149,071
		227,585
REAL ESTATE — 2.2%
AvalonBay Communities MTN
3.50%, 11/15/25	225,000	233,909
Boston Properties
2.75%, 10/1/26	100,000	96,616
ERP Operating
4.63%, 12/15/21	89,000	99,197
3.38%, 6/1/25	150,000	155,415
Ventas Realty
3.25%, 8/15/22	152,000	157,336
2.00%, 2/15/18	189,000	189,888
		932,361
TELECOMMUNICATION SERVICES — 2.8%
AT&T
5.80%, 2/15/19	165,000	179,238
4.13%, 2/17/26	75,000	78,519
3.60%, 2/17/23	40,000	41,183
2.45%, 6/30/20	250,000	251,473
Verizon Communications
5.15%, 9/15/23	172,000	196,744
3.65%, 9/14/18	319,000	330,951
3.50%, 11/1/24	50,000	52,116
2.63%, 8/15/26	50,000	47,854
		1,178,078
UTILITIES — 2.3%
Consolidated Edison New York
3.30%, 12/1/24	120,000	127,012
MidAmerican Energy
3.50%, 10/15/24	265,000	285,108
PacifiCorp
5.50%, 1/15/19	188,000	204,483
3.60%, 4/1/24	100,000	107,590
2.95%, 2/1/22	225,000	235,072
		959,265
TOTAL CORPORATE OBLIGATIONS		18,818,152
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 23.0%
FANNIE MAE — 18.0%
6.00%, 10/1/38 (B)	43,361	50,569
5.50%, 2/1/38 (B)	35,828	40,520
5.00%, 6/1/40 (B)	181,088	200,743
4.50%, 4/1/41 to 9/1/43 (B)	645,231	707,073
4.00%, 2/1/26 to 11/1/44 (B)	1,126,812	1,215,582
3.76%, 7/25/21 (B)	200,000	216,036
3.76%, 6/25/21 (B)	200,000	216,533
3.50%, 12/1/25 to 2/1/46 (B)	1,784,472	1,887,213
3.09%, 4/25/27 (B)	100,000	104,961
3.00%, 9/1/42 to 10/1/43 (B)	1,798,848	1,858,933
2.94%, 1/25/26 (B)	200,000	209,423
2.92%, 8/25/21 (B)	135,000	141,303
2.72%, 10/25/24 (B)	310,000	320,097
2.61%, 10/25/21 (B)	370,000	384,278
2.50%, 3/1/26 (B)	78,784	81,210
		7,634,474
FREDDIE MAC — 1.9%
5.00%, 8/1/35 to 4/1/40 (B)	465,344	518,180
4.00%, 6/1/25 (B)	94,250	99,691
3.50%, 1/1/41 (B)	155,016	163,209
		781,080
GINNIE MAE — 3.1%
5.50%, 4/15/35	68,274	78,168
4.50%, 10/15/40	46,134	50,825
4.00%, 10/15/40 to 7/15/45	477,354	515,306
3.50%, 12/15/40 to 8/15/42	644,400	683,207
		1,327,506
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		9,743,060
U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bond
5.38%, 2/15/31	280,000	397,709
4.50%, 2/15/36 to 5/15/38	440,000	600,102
4.25%, 5/15/39	665,000	876,683
3.13%, 11/15/41	160,000	177,931
2.75%, 11/15/42	1,325,000	1,375,154
2.50%, 2/15/45 to 5/15/46	1,315,000	1,291,546
1.98%, 11/15/31 (C)	130,000	91,990
U.S. Treasury Inflation Indexed Bond
0.38%, 7/15/25	309,770	317,984
0.13%, 4/15/20	308,547	314,415
U.S. Treasury Note
2.00%, 11/15/21	155,000	159,741
1.50%, 1/31/22	532,000	534,681
1.38%, 9/30/23	300,000	295,266
1.25%, 2/29/20 to 3/31/21	880,000	881,908
0.88%, 7/15/18	880,000	880,619
U.S. Treasury STRIPS
1.45%, 5/15/20 (C)	400,000	383,558
TOTAL U.S. TREASURY OBLIGATIONS		8,579,287

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
REGISTERED INVESTMENT COMPANIES — 4.3%
iShares 10+ Year Credit Bond Fund ETF	3,700	$227,106
iShares MBS ETF	14,367	1,575,054

TOTAL REGISTERED INVESTMENT COMPANIES		1,802,160
REGIONAL GOVERNMENT OBLIGATIONS — 2.9%
Province of Ontario Canada
2.00%, 1/30/19	$1,045,000	1,060,435
Province of Quebec Canada
2.75%, 8/25/21	150,000	157,033
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,217,468
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FANNIE MAE — 1.3%
6.63%, 11/15/30 (B)	360,000	536,224

FANNIE MAE, DISCOUNT NOTE — 0.5%
1.31%, 10/9/19 (B)(C)	225,000	215,560

TENNESSEE VALLEY AUTHORITY — 0.2%
5.88%, 4/1/36	75,000	106,079

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		857,863
REPURCHASE AGREEMENT — 3.1%
Counterparty: Bank of Nova Scotia
0.310% dated 10/31/16, due 11/1/16
in the amount of $1,332,011, fully collateralized by U.S. Government Obligations, par value $2,000 - $489,000, coupon range 1.05% - 7.25%, maturity range 11/24/17 - 5/15/30, value $1,359,166	1,332,000	1,332,000
TOTAL REPURCHASE AGREEMENT		1,332,000
TOTAL INVESTMENTS
(Cost $42,139,485)† — 99.9%		42,349,990
OTHER ASSETS AND LIABILITIES, NET — 0.1%		48,145
NET ASSETS — 100.0%		$42,398,135

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $42,139,485, and the unrealized appreciation and depreciation were $392,294 and $(181,789), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $1,124,788 or 2.7% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
MBS — Mortgage Backed Security
MTN — Medium Term Note
PLC — Public Limited Company
STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,818,152	$—	$18,818,152
U.S. Government Mortgage Backed Obligations	—	9,743,060	—	9,743,060
U.S. Treasury Obligations	—	8,579,287	—	8,579,287
Registered Investment Companies	1,802,160	—	—	1,802,160
Regional Government Obligations	—	1,217,468	—	1,217,468
U.S. Government Agency Obligations	—	857,863	—	857,863
Repurchase Agreement	—	1,332,000	—	1,332,000
Total Investments in Securities	$1,802,160	$40,547,830	$—	$42,349,990

For the period ended of October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 88.8%
CONSUMER DISCRETIONARY — 21.7%
American Greetings
7.38%, 12/1/21	$58,000	$59,450
Best Buy
5.50%, 3/15/21	160,000	176,800
CCO Holdings LLC
5.25%, 9/30/22	30,000	31,237
5.13%, 5/1/23 (A)	46,000	47,495
Charter Communications Operating
4.46%, 7/23/22 (A)	20,000	21,304
Dana
5.50%, 12/15/24	10,000	10,350
Dana Financing Luxembourg
6.50%, 6/1/26 (A)	95,000	101,056
DISH DBS
7.88%, 9/1/19	84,000	93,660
4.63%, 7/15/17	73,000	74,369
GameStop
6.75%, 3/15/21 (A)	88,000	90,640
Goodyear Tire & Rubber
7.00%, 5/15/22	117,000	122,996
Hilton Worldwide Finance
5.63%, 10/15/21	10,000	10,300
L Brands
8.50%, 6/15/19	117,000	136,012
6.63%, 4/1/21	10,000	11,500
Lear
4.75%, 1/15/23	146,000	151,475
Levi Strauss
6.88%, 5/1/22	58,000	60,900
Mattamy Group
6.50%, 11/15/20 (A)	73,000	72,818
PVH
4.50%, 12/15/22	169,000	174,070
Shearers Foods
9.00%, 11/1/19 (A)	55,000	57,475
Sinclair Televison Group
5.38%, 4/1/21	188,000	194,345
Sirius XM Radio
5.75%, 8/1/21 (A)	10,000	10,425
5.25%, 8/15/22 (A)	29,000	30,160
4.63%, 5/15/23 (A)	73,000	73,456
4.25%, 5/15/20 (A)	43,000	43,946
TEGNA
7.13%, 9/1/18	8,000	8,000
6.38%, 10/15/23	10,000	10,575
4.88%, 9/15/21 (A)	50,000	52,125
		1,926,939
CONSUMER STAPLES — 2.7%
Constellation Brands
7.25%, 5/15/17	88,000	90,860
3.75%, 5/1/21	109,000	115,246
Smithfield Foods
5.88%, 8/1/21 (A)	36,000	37,530
		243,636
ENERGY — 3.2%
CHC Helicopter
9.25%, 10/15/20 (B)	7,000	3,448
Chesapeake Energy
8.00%, 12/15/22 (A)	68,000	68,977
MEG Energy
6.50%, 3/15/21 (A)	40,000	34,500
Peabody Energy
6.50%, 9/15/20 (B)	55,000	24,337
6.25%, 11/15/21 (B)	53,000	23,453
6.00%, 11/15/18 (B)	131,000	57,968
Precision Drilling
6.50%, 12/15/21	73,000	70,536
		283,219
FINANCIALS — 5.9%
Ally Financial
7.50%, 9/15/20	93,000	104,857
6.25%, 12/1/17	58,000	60,102
3.75%, 11/18/19	30,000	30,037
3.60%, 5/21/18	10,000	10,088
3.25%, 11/5/18	50,000	50,000
CIT Group
6.63%, 4/1/18 (A)	15,000	15,750
5.50%, 2/15/19 (A)	91,000	95,778
3.88%, 2/19/19	28,000	28,429
Diamond 1 Finance
6.02%, 6/15/26 (A)	50,000	54,503
5.88%, 6/15/21 (A)	30,000	31,619
MSCI
5.25%, 11/15/24 (A)	40,000	42,000
		523,163
HEALTH CARE — 5.0%
CHS
5.13%, 8/15/18	32,000	31,720
5.13%, 8/1/21	35,000	32,637
HCA
6.50%, 2/15/20	209,000	231,468
5.88%, 3/15/22	10,000	11,000
5.25%, 6/15/26	50,000	52,250
Kinetic Concepts
7.88%, 2/15/21 (A)	20,000	21,550
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	62,000	60,512
		441,137
INDUSTRIALS — 13.0%
AECOM
5.75%, 10/15/22	114,000	119,652
Bombardier
7.50%, 3/15/18 (A)	58,000	61,444
Case New Holland
7.88%, 12/1/17	27,000	28,586
Hertz
6.75%, 4/15/19	19,000	19,384
5.88%, 10/15/20	120,000	123,300
5.50%, 10/15/24 (A)	40,000	38,836
International Lease Finance
8.75%, 3/15/17	146,000	149,627
6.25%, 5/15/19	55,000	59,469
3.88%, 4/15/18	30,000	30,675
Navistar International
8.25%, 11/1/21	78,000	76,343
Nielsen Finance
5.00%, 4/15/22 (A)	121,000	123,420
4.50%, 10/1/20	73,000	74,468
Nielsen Luxembourg
5.50%, 10/1/21 (A)	22,000	22,935

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RR Donnelley & Sons
7.88%, 3/15/21	$123,000	$132,225
7.00%, 2/15/22	1,000	1,007
6.50%, 11/15/23	36,000	35,010
Terex
6.50%, 4/1/20	58,000	59,160
		1,155,541
INFORMATION TECHNOLOGY — 8.5%
First Data
5.38%, 8/15/23 (A)	50,000	51,750
Jabil Circuit
5.63%, 12/15/20	117,000	125,482
Match Group
6.75%, 12/15/22	146,000	155,308
Micron Technology
5.88%, 2/15/22	10,000	10,329
5.25%, 8/1/23 (A)	166,000	162,680
5.25%, 1/15/24 (A)	10,000	9,750
Seagate HDD Cayman
4.75%, 6/1/23	130,000	129,350
Western Digital
10.50%, 4/1/24 (A)	75,000	86,625
7.38%, 4/1/23 (A)	20,000	21,875
		753,149
MATERIALS — 11.0%
AK Steel
7.63%, 5/15/20	88,000	88,440
Ashland
4.75%, 8/15/22	51,000	52,689
Ball
4.00%, 11/15/23	109,000	110,253
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	59,823
Cemex
6.50%, 12/10/19	15,000	15,938
First Quantum Minerals
7.00%, 2/15/21 (A)	50,000	47,469
6.75%, 2/15/20 (A)	50,000	47,875
HudBay Minerals
9.50%, 10/1/20	29,000	29,725
Lundin Mining
7.50%, 11/1/20 (A)	73,000	77,562
NOVA Chemicals
5.25%, 8/1/23 (A)	25,000	25,469
Resolute Forest Products
5.88%, 5/15/23	130,000	110,175
Steel Dynamics
6.13%, 8/15/19	140,000	144,900
Teck Resources
4.75%, 1/15/22	70,000	69,607
Tembec Industries
9.00%, 12/15/19 (A)	30,000	23,850
United States Steel
7.38%, 4/1/20	71,000	70,645
		974,420
REAL ESTATE — 2.9%
CBRE Services
5.00%, 3/15/23	159,000	166,951
Iron Mountain
6.00%, 8/15/23	73,000	77,563
Lamar Media
5.00%, 5/1/23	10,000	10,475
		254,989
TELECOMMUNICATION SERVICES — 13.2%
CenturyLink
6.45%, 6/15/21	146,000	155,855
Frontier Communications
11.00%, 9/15/25	120,000	122,868
8.50%, 4/15/20	18,000	19,215
6.25%, 9/15/21	20,000	19,000
Inmarsat Finance
4.88%, 5/15/22 (A)	10,000	9,431
Intelsat Jackson Holdings
7.25%, 10/15/20	58,000	43,971
LSC Communications
8.75%, 10/15/23 (A)	80,000	78,800
Sable International Finance
6.88%, 8/1/22 (A)	200,000	207,000
SBA Communications
4.88%, 7/15/22	128,000	130,560
Sprint
7.88%, 9/15/23	36,000	35,640
Sprint Capital
6.90%, 5/1/19	136,000	143,140
T-Mobile USA
6.73%, 4/28/22	36,000	37,620
6.63%, 11/15/20	88,000	90,420
6.25%, 4/1/21	73,000	76,011
		1,169,531
UTILITIES — 1.7%
Calpine
7.88%, 1/15/23 (A)	56,000	58,730
6.00%, 1/15/22 (A)	20,000	20,906
NRG Energy
7.63%, 1/15/18	18,000	19,170
6.25%, 7/15/22	50,000	50,125
		148,931
TOTAL CORPORATE OBLIGATIONS		7,874,655
TOTAL INVESTMENTS
(Cost $7,841,427)† — 88.8%		7,874,655
OTHER ASSETS AND LIABILITIES, NET — 11.2%		994,923
NET ASSETS — 100.0%		$8,869,578

†	At October 31, 2016, the tax basis cost of the Fund's investments was $7,841,427, and the unrealized appreciation and depreciation were $271,006 and $(237,778), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $2,240,026 or 25.3% of net assets of the Fund.
(B)	Security is in default on interest payments.

LLC — Limited Liability Company

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Fund • Schedule of Investments

October 31, 2016 (unaudited)

For the period ended of October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 83.1%
CONSUMER DISCRETIONARY — 11.7%
21st Century Fox America
4.50%, 2/15/21	$250,000	$275,704
American Honda Finance MTN
1.20%, 7/12/19	300,000	297,894
BMW US Capital LLC
2.00%, 4/11/21 (A)	300,000	300,047
Comcast
5.70%, 5/15/18	604,000	644,126
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	730,000	730,955
Ford Motor Credit LLC
2.38%, 1/16/18	1,669,000	1,680,406
2.02%, 5/3/19	450,000	449,914
NBCUniversal Enterprise
1.97%, 4/15/19 (A)	325,000	328,394
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	358,531
Time Warner
2.10%, 6/1/19	1,105,000	1,113,446
Toyota Motor Credit MTN
1.55%, 7/13/18	500,000	502,228
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	149,532
1.60%, 11/20/17 (A)	265,000	265,058
		7,096,235
CONSUMER STAPLES — 5.6%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	775,000	792,602
1.90%, 2/1/19	740,000	745,753
1.25%, 1/17/18	266,000	265,804
Coca-Cola
1.88%, 10/27/20	250,000	252,613
1.65%, 11/1/18	105,000	106,060
1.55%, 9/1/21	100,000	99,244
CVS Health
2.25%, 12/5/18	700,000	709,652
2.13%, 6/1/21	460,000	460,040
		3,431,768
ENERGY — 16.6%
Canadian Natural Resources
5.70%, 5/15/17	315,000	321,796
1.75%, 1/15/18	672,000	671,310
Chevron
1.72%, 6/24/18	700,000	704,786
ConocoPhillips
4.20%, 3/15/21	325,000	352,809
1.50%, 5/15/18	300,000	300,232
1.05%, 12/15/17	346,000	344,217
Enbridge Energy Partners
4.38%, 10/15/20	75,000	80,018
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	232,312
2.85%, 4/15/21	100,000	102,828
2.55%, 10/15/19	415,000	423,433
1.65%, 5/7/18	525,000	524,779
Enterprise Products Partners LLC
6.30%, 9/15/17	160,000	166,643
Exxon Mobil
1.31%, 3/6/18	475,000	476,361
Kinder Morgan Energy Partners
5.95%, 2/15/18	108,000	113,547
2.65%, 2/1/19	123,000	124,289
Occidental Petroleum
4.10%, 2/1/21	780,000	842,848
Petro-Canada
6.05%, 5/15/18	155,000	165,192
Shell International Finance
2.13%, 5/11/20	970,000	978,316
1.90%, 8/10/18	300,000	302,918
Statoil
1.95%, 11/8/18	396,000	399,875
1.11%, 5/15/18	200,000	199,891
Suncor Energy
6.10%, 6/1/18	300,000	320,788
TransCanada PipeLines
3.13%, 1/15/19	700,000	720,546
1.88%, 1/12/18	325,000	326,338
1.63%, 11/9/17	835,000	836,610
		10,032,682
FINANCIALS — 29.0%
Bank of America MTN
2.63%, 10/19/20	605,000	615,123
2.63%, 4/19/21	675,000	683,094
2.60%, 1/15/19	330,000	335,481
2.25%, 4/21/20	775,000	778,526
Bank of Montreal MTN
1.45%, 4/9/18	190,000	190,256
Bank of Nova Scotia
2.80%, 7/21/21	530,000	545,883
BB&T MTN
2.63%, 6/29/20	200,000	205,216
2.25%, 2/1/19	242,000	245,402
Berkshire Hathaway
2.10%, 8/14/19	673,000	685,896
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	299,356
Caisse Centrale Desjardins
1.55%, 1/29/18 (A)	400,000	399,566
CDP Financial
4.40%, 11/25/19 (A)	240,000	260,500
Citigroup
2.70%, 3/30/21	350,000	356,035
2.65%, 10/26/20	225,000	228,602
2.50%, 9/26/18	106,000	107,450
2.40%, 2/18/20	1,535,000	1,550,344
2.35%, 8/2/21	200,000	200,053
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	490,000	495,978
General Electric Capital
2.10%, 12/11/19	560,000	570,993
Goldman Sachs Group
2.38%, 1/22/18	575,000	580,300
HSBC Holdings PLC
3.40%, 3/8/21	200,000	206,183
JPMorgan Chase
2.55%, 3/1/21	300,000	304,469
2.40%, 6/7/21	925,000	932,799
2.20%, 10/22/19	1,165,000	1,181,146
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	258,141
2.00%, 4/14/20 (A)	400,000	402,096
1.50%, 1/10/18 (A)	74,000	74,072

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PNC Bank
2.25%, 7/2/19	$994,000	$1,010,807
1.95%, 3/4/19	250,000	252,231
PNC Bank MTN
2.15%, 4/29/21	250,000	252,158
Royal Bank of Canada MTN
2.15%, 3/15/19	648,000	656,524
2.15%, 3/6/20	485,000	491,489
Wells Fargo MTN
2.60%, 7/22/20	800,000	815,151
Wells Fargo
6.00%, 11/15/17	56,000	58,602
2.50%, 3/4/21	500,000	505,585
2.13%, 4/22/19	801,000	809,926
		17,545,433
HEALTH CARE — 1.9%
Amgen
2.20%, 5/22/19	900,000	913,543
Pfizer
1.20%, 6/1/18	250,000	250,160
		1,163,703
INDUSTRIALS — 5.2%
3M MTN
1.63%, 9/19/21	132,000	131,727
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	54,685
Caterpillar Financial Services MTN
1.70%, 6/16/18	400,000	402,068
GE Capital International Funding Unlimited
2.34%, 11/15/20	865,000	882,261
General Electric
5.25%, 12/6/17	264,000	275,674
General Electric Capital MTN
2.20%, 1/9/20	200,000	203,037
John Deere Capital MTN
2.25%, 4/17/19	240,000	244,803
Lockheed Martin
3.35%, 9/15/21	100,000	106,156
2.50%, 11/23/20	250,000	256,473
Raytheon
3.13%, 10/15/20	545,000	574,205
		3,131,089
INFORMATION TECHNOLOGY — 1.2%
Apple
2.25%, 2/23/21	450,000	458,249
Microsoft
1.10%, 8/8/19	300,000	298,142
		756,391
REAL ESTATE — 3.3%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	502,763
Boston Properties
3.70%, 11/15/18	600,000	622,624
Simon Property Group
2.20%, 2/1/19	416,000	422,672
Ventas Realty
2.00%, 2/15/18	274,000	275,287
Welltower
4.95%, 1/15/21	145,000	159,637
		1,982,983
TELECOMMUNICATION SERVICES — 6.0%
AT&T
2.80%, 2/17/21	550,000	557,531
2.45%, 6/30/20	950,000	955,598
Verizon Communications
3.65%, 9/14/18	1,123,000	1,165,071
2.63%, 2/21/20	550,000	560,877
2.61%, 9/14/18	175,000	179,690
1.75%, 8/15/21	200,000	195,836
		3,614,603
UTILITIES — 2.6%
Duke Energy Carolinas LLC
7.00%, 11/15/18	500,000	556,444
MidAmerican Energy
2.40%, 3/15/19	125,000	127,831
PacifiCorp
5.65%, 7/15/18	275,000	294,998
5.50%, 1/15/19	475,000	516,646
2.95%, 2/1/22	100,000	104,476
		1,600,395
TOTAL CORPORATE OBLIGATIONS		50,355,282
REGIONAL GOVERNMENT OBLIGATIONS — 5.3%
Province of Ontario Canada
1.65%, 9/27/19	1,041,000	1,046,981
Province of Quebec Canada
3.50%, 7/29/20	1,653,000	1,771,287
2.75%, 8/25/21	400,000	418,754
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,237,022
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 4.4%
FANNIE MAE — 4.4%
3.76%, 6/25/21 (B)	500,000	541,332
3.76%, 7/25/21 (B)	300,000	324,054
3.50%, 12/1/25 (B)	718,575	762,495
2.61%, 10/25/21 (B)	350,000	363,506
2.32%, 11/25/18 (B)	639,195	650,902
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,642,289
U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Note
1.38%, 8/31/20 to 5/31/21	1,265,000	1,271,844
1.25%, 3/31/21	130,000	129,828
1.13%, 8/31/21	240,000	237,881
1.00%, 6/30/19	200,000	200,203
0.88%, 7/15/18	700,000	700,492
TOTAL U.S. TREASURY OBLIGATIONS		2,540,248
U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
FANNIE MAE, DISCOUNT NOTE — 1.1%
1.59%, 10/9/19 (B)(C)	675,000	646,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		646,678

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 1.4%
Counterparty: Bank of Nova Scotia
0.310% dated 10/31/16, due 11/1/16
in the amount of $825,007, fully collateralized by U.S. Government Obligations, par value $2,000 - $630,000, coupon range 0.90% - 7.25%, maturity range 4/25/17 - 5/15/30, value $841,590	$825,000	$825,000
TOTAL REPURCHASE AGREEMENT		825,000
TOTAL INVESTMENTS
(Cost $59,986,028)† — 99.5%		60,246,519
OTHER ASSETS AND LIABILITIES, NET — 0.5%		312,064
NET ASSETS — 100.0%		$60,558,583

†	At October 31, 2016, the tax basis cost of the Fund's investments was $59,986,028, and the unrealized appreciation and depreciation were $332,625 and $(72,134), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $3,526,892 or 5.8% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 85.5%
CONSUMER DISCRETIONARY — 4.7%
21st Century Fox America
3.00%, 9/15/22	$185,000	$190,941
Comcast
3.15%, 3/1/26	25,000	25,914
Ford Motor Credit LLC
5.88%, 8/2/21	501,000	568,900
4.38%, 8/6/23	125,000	133,336
3.20%, 1/15/21	180,000	183,896
3.10%, 5/4/23	555,000	555,039
Time Warner
3.40%, 6/15/22	435,000	453,711
		2,111,737
CONSUMER STAPLES — 9.5%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	700,000	736,584
3.30%, 2/1/23	315,000	328,763
2.63%, 1/17/23	129,000	130,145
Coca-Cola
2.50%, 4/1/23	550,000	560,608
CVS Health
3.38%, 8/12/24	900,000	936,325
2.75%, 12/1/22	551,000	560,435
PepsiCo
3.10%, 7/17/22	600,000	633,173
SABMiller Holdings
3.75%, 1/15/22 (A)	377,000	406,023
		4,292,056
ENERGY — 14.2%
Canadian Natural Resources
3.90%, 2/1/25	298,000	303,963
3.80%, 4/15/24	143,000	145,443
3.45%, 11/15/21	242,000	249,293
Chevron
2.36%, 12/5/22	553,000	556,708
ConocoPhillips
3.35%, 11/15/24	155,000	157,488
Enbridge Energy Partners
5.88%, 10/15/25	100,000	114,978
4.38%, 10/15/20	150,000	160,035
Enterprise Products Operating LLC
3.75%, 2/15/25	395,000	408,214
3.35%, 3/15/23	402,000	412,041
Exxon Mobil
3.18%, 3/15/24	535,000	563,677
Husky Energy
3.95%, 4/15/22	150,000	159,612
Kinder Morgan Energy Partners
3.95%, 9/1/22	300,000	314,119
Occidental Petroleum
3.50%, 6/15/25	210,000	221,325
3.13%, 2/15/22	395,000	412,384
Phillips 66
4.30%, 4/1/22	580,000	637,074
Statoil
3.70%, 3/1/24	200,000	216,776
2.45%, 1/17/23	624,000	627,353
Suncor Energy
3.60%, 12/1/24	270,000	280,446
TransCanada PipeLines
2.50%, 8/1/22	490,000	488,459
		6,429,388
FINANCIALS — 25.5%
Bank of America MTN
4.10%, 7/24/23	1,063,000	1,142,587
3.50%, 4/19/26	650,000	667,174
Bank of Nova Scotia
4.50%, 12/16/25	220,000	232,172
Berkshire Hathaway
2.75%, 3/15/23	275,000	283,166
Branch Banking & Trust
3.63%, 9/16/25	1,100,000	1,159,798
Citigroup
3.75%, 6/16/24	852,000	897,292
3.40%, 5/1/26	410,000	416,857
3.30%, 4/27/25	545,000	554,208
JPMorgan Chase
3.90%, 7/15/25	570,000	605,517
3.30%, 4/1/26	675,000	687,714
3.25%, 9/23/22	145,000	150,757
3.20%, 6/15/26	125,000	126,447
3.13%, 1/23/25	300,000	302,417
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	150,000	162,248
3.00%, 1/10/23 (A)	382,000	393,175
PNC Bank
2.95%, 2/23/25	302,000	308,161
PNC Bank MTN
3.25%, 6/1/25	570,000	593,479
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	509,619
US Bancorp MTN
3.10%, 4/27/26	50,000	50,992
US Bank
2.80%, 1/27/25	320,000	326,352
Wells Fargo MTN
3.45%, 2/13/23	1,010,000	1,036,709
3.00%, 2/19/25	300,000	300,425
Wells Fargo
3.00%, 4/22/26	625,000	622,119
		11,529,385
HEALTH CARE — 1.5%
Amgen
2.60%, 8/19/26	200,000	191,840
Johnson & Johnson
2.45%, 3/1/26	475,000	479,251
		671,091
INDUSTRIALS — 9.2%
Burlington Northern Santa Fe
3.05%, 9/1/22	130,000	136,418
3.00%, 3/15/23	164,000	170,451
CSX
3.35%, 11/1/25	150,000	157,605
GE Capital International Funding Unlimited
3.37%, 11/15/25	645,000	686,035
General Dynamics
1.88%, 8/15/23	95,000	93,001
General Electric Capital MTN
3.15%, 9/7/22	268,000	283,057
3.10%, 1/9/23	381,000	401,361

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lockheed Martin
3.55%, 1/15/26	$570,000	$605,536
3.35%, 9/15/21	376,000	399,146
Norfolk Southern
3.85%, 1/15/24	241,000	260,646
2.90%, 6/15/26	245,000	247,142
Raytheon
3.15%, 12/15/24	225,000	238,021
2.50%, 12/15/22	389,000	399,123
Union Pacific
3.25%, 8/15/25	50,000	52,907
		4,130,449
INFORMATION TECHNOLOGY — 3.3%
Apple
3.20%, 5/13/25	790,000	827,016
2.40%, 5/3/23	355,000	356,658
Microsoft
2.00%, 8/8/23	300,000	295,855
		1,479,529
MATERIALS — 0.9%
BHP Billiton Finance USA
3.85%, 9/30/23	220,000	238,667
3.25%, 11/21/21	177,000	186,958
		425,625
REAL ESTATE — 5.1%
AvalonBay Communities MTN
2.95%, 9/15/22	311,000	319,213
2.85%, 3/15/23	325,000	328,385
Boston Properties
3.65%, 2/1/26	275,000	284,623
ERP Operating
4.63%, 12/15/21	82,000	91,395
3.38%, 6/1/25	545,000	564,673
Ventas Realty
3.25%, 8/15/22	509,000	526,870
Welltower
4.95%, 1/15/21	175,000	192,665
		2,307,824
TELECOMMUNICATION SERVICES — 6.9%
AT&T
4.13%, 2/17/26	200,000	209,385
3.90%, 3/11/24	503,000	526,707
3.40%, 5/15/25	390,000	388,726
3.00%, 2/15/22	473,000	479,698
Verizon Communications
5.15%, 9/15/23	802,000	917,376
3.50%, 11/1/24	200,000	208,465
2.63%, 8/15/26	390,000	373,258
		3,103,615
UTILITIES — 4.7%
Consolidated Edison New York
3.30%, 12/1/24	294,000	311,179
Duke Energy Carolinas
3.90%, 6/15/21	246,000	267,350
MidAmerican Energy
3.50%, 10/15/24	480,000	516,421
PacifiCorp
3.60%, 4/1/24	385,000	414,223
2.95%, 2/1/22	370,000	386,562
Virginia Electric & Power
3.15%, 1/15/26	225,000	232,766
		2,128,501
TOTAL CORPORATE OBLIGATIONS		38,609,200
REGIONAL GOVERNMENT OBLIGATIONS — 6.3%
Province of Ontario Canada
3.20%, 5/16/24	985,000	1,052,636
2.50%, 4/27/26	575,000	580,318
2.45%, 6/29/22	390,000	401,636
Province of Quebec Canada
2.88%, 10/16/24	430,000	450,913
2.50%, 4/20/26	365,000	368,042
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,853,545
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 2.9%
FANNIE MAE — 2.9%
3.09%, 4/25/27 (B)	325,000	341,123
2.72%, 2/25/22 (B)	200,000	207,393
2.72%, 10/25/24 (B)	200,000	206,514
2.62%, 4/25/23 (B)	300,000	309,746
2.39%, 1/25/23 (B)	250,000	255,846
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,320,622
U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Note
2.13%, 5/15/25	200,000	205,641
1.63%, 5/15/26	300,000	294,656
1.50%, 1/31/22 to 8/15/26	420,000	415,140
1.38%, 9/30/23	325,000	319,871
TOTAL U.S. TREASURY OBLIGATIONS		1,235,308
REPURCHASE AGREEMENT — 1.9%
Counterparty: Bank of Nova Scotia
0.310% dated 10/31/16, due 11/1/16
in the amount of $850,007, fully collateralized by U.S. Government Obligations, par value $2,000 - $475,000, coupon range 0.90% - 7.25%, maturity range 4/25/17 - 5/15/30, value $867,306	850,000	850,000
TOTAL REPURCHASE AGREEMENT		850,000
TOTAL INVESTMENTS
(Cost $44,192,667)† — 99.4%		44,868,675
OTHER ASSETS AND LIABILITIES, NET — 0.6%		276,054
NET ASSETS — 100.0%		$45,144,729

†	At October 31, 2016, the tax basis cost of the Fund's investments was $44,192,667, and the unrealized appreciation and depreciation were $844,314 and $(168,306), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $961,446 or 2.1% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2016 (unaudited)

LLC — Limited Liability Company
MTN — Medium Term Note

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 96.1%
CONSUMER DISCRETIONARY — 4.9%
Brinker International	620	$30,529
Daimler ADR	476	33,886
Genuine Parts	481	43,574
Home Depot	268	32,699
McDonald's	287	32,307
Regal Entertainment Group, Cl A	1,562	33,599
Time Warner	291	25,896
		232,490
CONSUMER STAPLES — 17.3%
Altria Group	1,270	83,972
Campbell Soup	949	51,569
Coca-Cola	1,154	48,929
Coca-Cola European Partners	865	33,251
Colgate-Palmolive	379	27,045
CVS Health	329	27,669
Kimberly-Clark	731	83,634
Kraft Heinz	902	80,233
Molson Coors Brewing, Cl B	465	48,272
PepsiCo	368	39,449
Philip Morris International	973	93,836
Procter & Gamble	802	69,614
Reynolds American	1,675	92,259
Wal-Mart Stores	497	34,800
		814,532
ENERGY — 4.8%
Enterprise Products Partners (A)	1,120	28,269
Exxon Mobil	618	51,492
Occidental Petroleum	836	60,953
Royal Dutch Shell ADR, Cl A	860	42,836
Spectra Energy	976	40,806
		224,356
FINANCIALS — 8.9%
Allianz ADR	2,195	34,088
Arthur J Gallagher	1,299	62,651
BlackRock, Cl A	126	42,996
CME Group, Cl A	754	75,476
Commonwealth Bank of Australia ADR	386	21,552
M&T Bank	284	34,855
Marsh & McLennan	726	46,021
People's United Financial	1,961	31,847
US Bancorp	875	39,165
Wells Fargo	705	32,437
		421,088
HEALTH CARE — 6.9%
AbbVie	1,449	80,825
Johnson & Johnson	607	70,406
Medtronic	444	36,417
Merck	807	47,387
Pfizer	991	31,425
UnitedHealth Group	418	59,076
		325,536
INDUSTRIALS — 14.7%
3M	442	73,063
Boeing	226	32,189
Deluxe	917	56,120
Eaton	754	48,083
Emerson Electric	902	45,713
General Dynamics	239	36,027
Honeywell International	313	34,330
Lockheed Martin	334	82,291
Raytheon	513	70,081
Republic Services, Cl A	1,009	53,104
United Parcel Service, Cl B	465	50,108
United Technologies	371	37,916
Waste Management	1,123	73,736
		692,761
INFORMATION TECHNOLOGY — 11.5%
Analog Devices	570	36,537
Apple	452	51,320
Automatic Data Processing	686	59,723
Cisco Systems	1,296	39,761
Intel	844	29,430
Microchip Technology	1,199	72,600
Microsoft	1,020	61,119
Oracle	881	33,848
Paychex	820	45,264
QUALCOMM	670	46,042
Texas Instruments	960	68,016
		543,660
MATERIALS — 2.7%
Agrium	301	27,638
Bemis	883	43,019
Dow Chemical	1,038	55,855
		126,512
REAL ESTATE — 2.9%
Corrections Corp of America ‡	564	8,150
Iron Mountain ‡	1,554	52,417
Welltower ‡	1,110	76,068
		136,635
TELECOMMUNICATION SERVICES — 5.9%
AT&T	2,369	87,156
CenturyLink	1,164	30,939
Verizon Communications	1,764	84,848
Vodafone Group ADR	2,608	72,607
		275,550
UTILITIES — 15.6%
Ameren	1,554	77,622
CMS Energy	1,393	58,715
Dominion Resources	610	45,872
Duke Energy	1,004	80,340
Entergy	939	69,185
Eversource Energy	1,115	61,392
NiSource	1,480	34,425
PPL	2,137	73,385
SCANA	507	37,194
Southern	694	35,790
Vectren	804	40,449
WEC Energy Group	1,454	86,833
WGL Holdings	547	34,499
		735,701
TOTAL COMMON STOCK		4,528,821
TOTAL INVESTMENTS
(Cost $4,088,279)† — 96.1%		4,528,821
OTHER ASSETS AND LIABILITIES, NET — 3.9%		185,815
NET ASSETS — 100.0%		$4,714,636

16

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2016 (unaudited)

†	At October 31, 2016, the tax basis cost of the Fund's investments was $4,088,279, and the unrealized appreciation and depreciation were $505,057 and $(64,515), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At October 31, 2016, this security amounted to $28,269 or 0.6% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Large Cap Core Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK†† — 97.0%
CONSUMER DISCRETIONARY — 10.8%
Advance Auto Parts	408	$57,152
Comcast, Cl A	1,286	79,500
Genuine Parts	371	33,609
Home Depot	464	56,613
PVH	408	43,648
Time Warner	698	62,115
TJX	793	58,484
		391,121
CONSUMER STAPLES — 7.2%
Coca-Cola	1,106	46,894
JM Smucker	299	39,262
PepsiCo	830	88,976
Procter & Gamble	978	84,890
		260,022
ENERGY — 3.3%
Anadarko Petroleum	841	49,989
Occidental Petroleum	942	68,681
		118,670
FINANCIALS — 16.7%
American International Group	1,575	97,177
Ameriprise Financial	585	51,708
BB&T	987	38,690
BlackRock, Cl A	250	85,310
Chubb	447	56,769
Citizens Financial Group	1,796	47,307
CME Group, Cl A	786	78,679
FNF Group	1,453	52,177
Marsh & McLennan	628	39,809
US Bancorp	1,302	58,278
		605,904
HEALTH CARE — 13.6%
AbbVie	1,244	69,390
Allergan*	368	76,890
Danaher	932	73,209
DENTSPLY SIRONA	966	55,613
McKesson	542	68,926
UnitedHealth Group	822	116,173
Universal Health Services, Cl B	265	31,988
		492,189
INDUSTRIALS — 11.2%
Boeing	732	104,259
Fortive	466	23,789
General Electric	3,082	89,686
Ingersoll-Rand	1,067	71,799
Nielsen Holdings	815	36,691
Norfolk Southern	213	19,809
Rockwell Collins	724	61,048
		407,081
INFORMATION TECHNOLOGY — 26.5%
Alphabet, Cl C*	137	107,482
Apple	1,369	155,436
Applied Materials	2,561	74,474
F5 Networks*	533	73,666
Fidelity National Information Services	1,026	75,842
First Data, Cl A*	3,213	44,950
Microsoft	2,504	150,040
Oracle	2,174	83,525
Seagate Technology	2,645	90,750
Visa, Cl A	1,267	104,540
		960,705
MATERIALS — 3.4%
Ecolab	110	12,559
EI du Pont de Nemours	850	58,471
Martin Marietta Materials	273	50,609
		121,639
UTILITIES — 4.3%
Eversource Energy	972	53,519
PPL	1,068	36,675
WEC Energy Group	1,131	67,543
		157,737
TOTAL COMMON STOCK		3,515,068
TOTAL INVESTMENTS
(Cost $3,100,964)† — 97.0%		3,515,068
OTHER ASSETS AND LIABILITIES, NET — 3.0%		109,062
NET ASSETS — 100.0%		$3,624,130

†	At October 31, 2016, the tax basis cost of the Fund's investments was $3,100,964, and the unrealized appreciation and depreciation were $547,011 and $(132,907), respectively.

††	More narrow industries are utilized for compliance purposes.

*	Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

18

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 48.9%
CONSUMER DISCRETIONARY — 2.0%
McDonald's	1,325	$149,155
Regal Entertainment Group, Cl A	4,584	98,602
		247,757
CONSUMER STAPLES — 8.4%
Altria Group	3,067	202,790
Coca-Cola	1,718	72,843
Kimberly-Clark	1,032	118,071
PepsiCo	773	82,866
Philip Morris International	2,291	220,944
Procter & Gamble	1,160	100,688
Reynolds American	4,130	227,480
		1,025,682
ENERGY — 3.6%
Enterprise Products Partners (A)	4,706	118,779
Exxon Mobil	1,840	153,309
Occidental Petroleum	2,331	169,953
		442,041
FINANCIALS — 3.6%
Arthur J Gallagher	1,440	69,451
BlackRock, Cl A	225	76,779
CME Group, Cl A	1,042	104,304
People's United Financial	5,642	91,626
Wells Fargo	2,010	92,480
		434,640
HEALTH CARE — 3.1%
AbbVie	2,175	121,322
Johnson & Johnson	745	86,413
Merck	1,659	97,416
Pfizer	2,305	73,092
		378,243
INDUSTRIALS — 4.0%
Eaton	1,510	96,293
Emerson Electric	1,705	86,409
Lockheed Martin	441	108,654
United Parcel Service, Cl B	930	100,217
Waste Management	1,504	98,753
		490,326
INFORMATION TECHNOLOGY — 5.7%
Automatic Data Processing	908	79,050
Cisco Systems	3,360	103,085
Microchip Technology	1,891	114,500
Microsoft	1,518	90,959
QUALCOMM	2,580	177,298
Texas Instruments	1,870	132,490
		697,382
MATERIALS — 1.9%
Agrium	815	74,833
Dow Chemical	2,787	149,968
		224,801
REAL ESTATE — 3.1%
Corrections Corp of America ‡	1,522	21,993
Iron Mountain ‡	3,889	131,176
Welltower ‡	3,323	227,725
		380,894
TELECOMMUNICATION SERVICES — 4.0%
AT&T	5,677	208,857
CenturyLink	3,034	80,644
Verizon Communications	4,131	198,701
		488,202
UTILITIES — 9.5%
Ameren	3,112	155,444
Dominion Resources	1,260	94,752
Duke Energy	2,701	216,134
Entergy	2,350	173,148
PPL	6,243	214,385
Southern	2,078	107,162
WEC Energy Group	3,052	182,265
		1,143,290
TOTAL U.S. COMMON STOCK		5,953,258
FOREIGN COMMON STOCK — 48.4%
AUSTRALIA — 3.4%
Commonwealth Bank of Australia	1,458	81,397
Sonic Healthcare Limited	4,660	72,634
Telstra	37,109	140,579
Westpac Banking	4,979	115,406
		410,016
CANADA — 3.7%
BCE	4,759	216,218
Rogers Communications, Cl B	3,551	142,855
TELUS	2,653	85,902
		444,975
FRANCE — 5.5%
AXA	5,147	116,026
Cie Generale des Etablissements Michelin	935	101,234
Sanofi	1,239	96,514
SCOR	2,563	82,971
TOTAL	3,769	180,889
Vinci	1,244	90,103
		667,737
GERMANY — 8.2%
Allianz SE	604	94,152
BASF	1,582	139,453
Daimler	2,061	146,857
Deutsche Post	4,151	128,638
Deutsche Telekom	7,304	119,027
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,074	208,210
Siemens	1,431	162,508
		998,845
ITALY — 2.2%
Snam	15,940	84,027
Terna Rete Elettrica Nazionale	37,811	185,205
		269,232
NETHERLANDS — 1.2%
Unibail-Rodamco‡	623	148,407

NORWAY — 2.0%
Orkla	12,223	115,464
Statoil ASA	7,816	128,085
		243,549
SINGAPORE — 1.2%
Singapore Exchange	13,265	67,600
Singapore Telecommunications	30,295	84,489
		152,089

19

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
SPAIN — 0.7%
Gas Natural SDG	4,260	$84,059

SWEDEN — 0.9%
Svenska Handelsbanken, Cl A	8,512	116,105

SWITZERLAND — 3.6%
Nestle SA	977	70,840
Novartis AG	1,160	82,526
Roche Holding AG	575	132,194
Swisscom	338	154,629
		440,189
TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing ADR	4,415	137,306

UNITED KINGDOM — 14.7%
AstraZeneca ADR	5,292	149,869
BAE Systems	21,045	139,744
British American Tobacco	2,918	167,564
Diageo	3,325	88,702
GlaxoSmithKline	8,711	172,569
Imperial Tobacco Group	3,781	183,059
National Grid	16,798	218,973
Royal Dutch Shell ADR, Cl A	3,300	164,373
Sky	7,867	78,767
SSE	5,861	114,137
Unilever	2,633	110,156
Vodafone Group	72,030	198,195
		1,786,108
TOTAL FOREIGN COMMON STOCK		5,898,617

TOTAL INVESTMENTS
(Cost $11,991,962)† — 97.3%		11,851,875
OTHER ASSETS AND LIABILITIES, NET — 2.7%		328,167
NET ASSETS — 100.0%		$12,180,042

†	At October 31, 2016, the tax basis cost of the Fund's investments was $11,991,962, and the unrealized appreciation and depreciation were $369,351 and $(509,438), respectively.

(A)	Security considered Master Limited Partnership. At October 31, 2016, this security amounted to $118,779 or 1.0% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 61.8%
AUSTRALIA — 5.4%
AGL Energy	15,638	$228,162
Amcor	18,559	207,532
AusNet Services	148,555	169,508
Brambles	14,901	130,695
CSL	98	7,493
Goodman Group‡	20,320	104,956
GPT Group‡	59,123	209,583
Sonic Healthcare Limited	13,166	205,215
Stockland‡	10,338	34,759
Tatts Group	16,110	49,755
Telstra	48,437	183,493
Wesfarmers	6,050	188,737
		1,719,888
BELGIUM — 1.6%
Colruyt	4,119	221,403
Groupe Bruxelles Lambert	385	33,118
Proximus SADP	1,352	38,707
Telenet Group Holding*	4,237	226,815
		520,043
CANADA — 13.2%
Alimentation Couche-Tard, Cl B	3,000	150,705
AltaGas	714	17,668
Atco, Cl I	1,983	69,515
Bank of Montreal	3,418	217,521
BCE	4,819	218,944
CAE	16,095	226,072
Canadian Imperial Bank of Commerce	522	39,112
Canadian National Railway	342	21,500
Canadian Tire, Cl A	1,269	123,352
Canadian Utilities, Cl A	6,663	190,407
CI Financial	12,578	231,436
Empire	13,033	187,726
Enbridge	1,110	47,932
Fairfax Financial Holdings	55	28,168
First Capital Realty	5,023	80,103
George Weston	1,532	124,840
Gildan Activewear	3,924	100,784
Great-West Lifeco	5,425	136,262
Imperial Oil	5,400	175,129
Intact Financial	3,335	226,709
Inter Pipeline	6,663	138,148
Loblaw	1,983	97,842
Metro, Cl A	6,135	189,635
Power Corp of Canada	3,887	83,374
Power Financial	8,771	207,292
RioCan‡	1,380	26,832
Rogers Communications, Cl B	659	26,511
Royal Bank of Canada	1,587	99,150
Saputo	2,374	85,310
Shaw Communications, Cl B	3,791	75,125
Sun Life Financial	7,102	237,686
TELUS	4,504	145,835
TransCanada	4,839	219,059
		4,245,684
CHILE — 1.7%
Aguas Andinas, Cl A	372,129	245,357
Banco de Chile	659,814	78,535
Colbun	949,911	206,947
		530,839
DENMARK — 1.2%
Danske Bank	4,735	146,191
DSV	3,834	185,821
Tryg	1,572	30,717
William Demant Holding*	1,103	20,544
		383,273
FRANCE — 0.5%
Aeroports de Paris	327	33,028
Atos	706	73,332
Danone	573	39,678
L'Oreal	42	7,518
Sodexo	177	20,557
		174,113
GERMANY — 0.4%
Fresenius	992	73,222
Fresenius Medical Care	805	65,579
		138,801
HONG KONG — 2.4%
Cheung Kong Infrastructure Holdings	3,600	29,499
CLP Holdings	21,850	222,288
HKT Trust & HKT	127,700	175,524
MTR	17,800	98,576
PCCW	55,500	33,061
Yue Yuen Industrial Holdings	56,500	215,275
		774,223
ISRAEL — 2.8%
Azrieli Group	4,694	199,932
Bank Hapoalim	40,681	234,778
Bank Leumi Le-Israel*	57,618	217,477
Mizrahi Tefahot Bank	17,430	227,172
Teva Pharmaceutical Industries	288	12,064
		891,423
ITALY — 1.5%
Luxottica Group	272	13,541
Snam	43,382	228,685
Terna Rete Elettrica Nazionale	46,875	229,602
		471,828
JAPAN — 7.1%
Asahi Group Holdings	1,100	39,345
Daito Trust Construction	500	83,794
FamilyMart UNY Holdings	950	59,607
Kamigumi	5,600	47,899
Keikyu	19,800	199,945
Kintetsu Group Holdings	22,000	88,948
Kurita Water Industries	600	14,229
Lawson	2,100	159,798
Miraca Holdings	1,600	77,506
Mitsubishi Tanabe Pharma	10,400	202,903
Nagoya Railroad	39,700	209,724
Nippon Telegraph & Telephone	4,100	182,188
Obayashi	4,000	38,638
Oracle Japan	1,100	59,998
Osaka Gas	56,100	233,612
Rinnai	100	9,631
Sankyo	5,400	190,522
Secom	500	36,154
Seven & i Holdings	1,400	58,512
Tokyo Gas	12,500	56,761
Tokyu	3,200	24,015

21

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
Toyo Suisan Kaisha	4,800	$194,755
		2,268,484
LUXEMBOURG — 0.4%
SES, Cl A	5,298	121,843

MALAYSIA — 0.3%
YTL Power International	224,438	81,857

MEXICO — 0.3%
Fomento Economico Mexicano	10,232	98,109
Grupo Aeroportuario del Sureste, Cl B	845	13,452
		111,561
NEW ZEALAND — 0.6%
Contact Energy	15,308	51,997
Spark New Zealand	58,197	152,316
		204,313
PHILIPPINES — 0.7%
Aboitiz Power	235,400	222,970

QATAR — 0.3%
Commercial Bank QSC	5,104	50,037
Qatar Electricity & Water QSC	546	31,487
		81,524
SINGAPORE — 4.8%
Ascendas Real Estate Investment Trust‡	127,460	217,129
CapitaLand Commercial Trust‡	161,300	182,604
CapitaLand Mall Trust‡	151,258	225,052
ComfortDelGro	97,708	178,385
Sembcorp Industries	5,191	9,440
Singapore Airlines	9,773	71,159
Singapore Press Holdings	79,604	212,849
Singapore Technologies Engineering	12,363	27,814
Singapore Telecommunications	68,064	189,821
StarHub	90,884	220,800
		1,535,053
SOUTH KOREA — 0.8%
Hyundai Mobis	222	53,160
Korea Electric Power	236	10,158
LG	703	37,661
Lotte Shopping	92	18,372
S-1, Cl 1	583	47,129
SK Telecom	527	102,936
		269,416
SPAIN — 1.1%
Abertis Infraestructuras	1,034	15,352
Enagas	3,952	113,447
Iberdrola	12,926	88,103
Red Electrica	6,324	131,937
		348,839
SWEDEN — 0.9%
Skandinaviska Enskilda Banken, Cl A	16,136	162,840
Svenska Handelsbanken, Cl A	8,159	111,290
Telia	5,718	22,854
		296,984
SWITZERLAND — 3.9%
Baloise Holding	128	15,755
Kuehne + Nagel International	1,401	190,000
Nestle SA	2,877	208,605
Novartis AG	2,384	169,606
Roche Holding AG	918	211,050
Schindler Holding	112	20,712
Swiss Prime Site	2,596	215,251
Swiss Re	1,023	95,007
Swisscom	169	77,314
Wolseley	620	32,260
		1,235,560
TAIWAN — 4.9%
Chang Hwa Commercial Bank	429,534	219,820
Chunghwa Telecom ADR	6,461	220,643
First Financial Holdings	74,057	38,838
Formosa Petrochemical	15,756	52,674
Formosa Plastics	85,870	232,379
Hon Hai Precision Industry	4,439	11,999
Taiwan Business Bank	655,418	165,737
Taiwan Cooperative Financial Holdings	418,866	183,832
Taiwan Mobile	57,643	201,840
Uni-President Enterprises	122,141	236,483
		1,564,245
THAILAND — 0.6%
Electricity Generating	37,500	208,943

UNITED KINGDOM — 4.4%
AstraZeneca	104	5,840
Babcock International Group	830	10,047
Centrica	5,252	13,770
Compass Group	12,945	234,661
Diageo	7,449	198,718
Direct Line Insurance Group	22,808	96,621
National Grid	17,859	232,804
Next PLC	420	24,758
Reckitt Benckiser Group	570	51,022
Severn Trent	7,453	212,372
Smith & Nephew	6,168	89,313
SSE	10,718	208,721
United Utilities Group	2,499	28,753
		1,407,400
TOTAL FOREIGN COMMON STOCK		19,809,107
U.S. COMMON STOCK — 34.3%
CONSUMER DISCRETIONARY — 1.6%
AutoZone*	320	237,491
Comcast, Cl A	263	16,259
McDonald's	1,797	202,288
TJX	659	48,601
		504,639
CONSUMER STAPLES — 5.5%
Campbell Soup	290	15,759
Church & Dwight	384	18,532
Clorox	1,894	227,318
Coca-Cola	1,017	43,121
Colgate-Palmolive	715	51,022
ConAgra Foods	4,680	225,482
Constellation Brands, Cl A	317	52,977
Dr Pepper Snapple Group	665	58,380
General Mills	1,724	106,854
Hormel Foods	604	23,254
Kellogg	632	47,482
Kimberly-Clark	254	29,060
McCormick	577	55,317
PepsiCo	2,125	227,800

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
Procter & Gamble	2,571	$223,163
Sysco	4,769	229,484
Wal-Mart Stores	1,749	122,465
		1,757,470
ENERGY — 0.2%
Exxon Mobil	793	66,073

FINANCIALS — 7.6%
AGNC Investment ‡	7,139	143,208
Arch Capital Group*	2,276	177,460
Axis Capital Holdings	3,590	204,522
Berkshire Hathaway, Cl B*	330	47,619
CME Group, Cl A	2,166	216,817
Everest Re Group	1,292	262,948
Loews	5,556	239,075
M&T Bank	397	48,724
Marsh & McLennan	1,044	66,179
New York Community Bancorp	16,212	232,804
Northern Trust	1	72
People's United Financial	4,481	72,771
PNC Financial Services Group	597	57,073
Thomson Reuters	4,760	187,589
Torchmark	3,231	204,878
US Bancorp	3,260	145,918
Wells Fargo	2,454	112,909
WR Berkley	247	14,104
		2,434,670
HEALTH CARE — 3.4%
Aetna	1,666	178,845
Cardinal Health	742	50,968
DaVita HealthCare Partners*	750	43,965
Eli Lilly	2,898	213,988
HCA Holdings*	555	42,474
Johnson & Johnson	1,778	206,230
MEDNAX*	1,190	72,888
Merck	555	32,590
Stryker	79	9,113
UnitedHealth Group	1,269	179,348
Varian Medical Systems*	330	29,941
Waters*	116	16,140
		1,076,490
INDUSTRIALS — 6.3%
Cintas	1,032	110,084
Deere	2,538	224,105
Expeditors International of Washington	238	12,250
General Dynamics	1,337	201,539
Honeywell International	1,843	202,140
Lockheed Martin	977	240,713
Northrop Grumman	531	121,599
Raytheon	781	106,692
Republic Services, Cl A	4,346	228,730
Rockwell Collins	1,190	100,341
Roper Industries	171	29,636
Stanley Black & Decker	238	27,094
Stericycle*	714	57,184
TransDigm Group	397	108,167
Union Pacific	312	27,512
Waste Management	550	36,113
WW Grainger	952	198,130
		2,032,029
INFORMATION TECHNOLOGY — 2.7%
Amphenol, Cl A	1,508	99,423
Automatic Data Processing	2,142	186,483
CA	4,363	134,119
Fidelity National Information Services	476	35,186
Fiserv*	1,647	162,197
FLIR Systems	476	15,670
Motorola Solutions	2,262	164,176
Paychex	555	30,636
Synopsys*	665	39,441
		867,331
MATERIALS — 0.1%
Praxair	336	39,332

TELECOMMUNICATION SERVICES — 0.7%
AT&T	5,535	203,633
Verizon Communications	162	7,792
		211,425
UTILITIES — 6.2%
Ameren	1,114	55,644
American Electric Power	1,431	92,786
American Water Works	1,227	90,847
CenterPoint Energy	3,297	75,172
CMS Energy	1,072	45,185
Consolidated Edison	687	51,903
Dominion Resources	2,998	225,450
DTE Energy	1,743	167,345
Duke Energy	2,560	204,851
Entergy	446	32,861
NextEra Energy	1,290	165,120
PG&E	159	9,877
PPL	5,444	186,947
SCANA	665	48,784
Sempra Energy	1,312	140,515
Southern	4,386	226,186
Xcel Energy	4,415	183,443
		2,002,916
TOTAL U.S. COMMON STOCK		10,992,375
REGISTERED INVESTMENT COMPANIES — 0.9%
United States — 0.9%
iShares MSCI EAFE Index Fund	2,438	140,965
SPDR S&P 500 ETF Trust	747	158,775
TOTAL REGISTERED INVESTMENT COMPANIES		299,740
PREFERRED STOCK — 0.4%
Brazil — 0.4%
Suzano Papel e Celulose, Cl A	34,191	120,504
TOTAL PREFERRED STOCK		120,504

TOTAL INVESTMENTS
(Cost $31,243,948)† — 97.4%		31,221,726
OTHER ASSETS AND LIABILITIES, NET — 2.6%		835,385
NET ASSETS — 100.0%		$32,057,111

23

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2016, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNY Mellon	11/30/16	AUD	2,113,620	USD	1,605,907	$(736)
BNY Mellon	11/30/16	CAD	5,520,400	USD	4,135,696	19,243
BNY Mellon	11/30/16	CHF	1,161,050	USD	1,170,826	(4,147)
BNY Mellon	11/30/16	DKK	2,428,385	USD	355,763	(3,054)
BNY Mellon	11/30/16	EUR	1,536,500	USD	1,674,333	(14,254)
BNY Mellon	11/30/16	GBP	1,123,400	USD	1,371,984	(3,802)
BNY Mellon	11/30/16	HKD	5,796,600	USD	747,394	(127)
BNY Mellon	11/30/16	ILS	3,281,226	USD	849,960	(5,900)
BNY Mellon	11/30/16	JPY	225,930,900	USD	2,168,555	12,197
BNY Mellon	11/30/16	NZD	282,200	USD	200,912	(657)
BNY Mellon	11/30/16	SEK	2,634,405	USD	296,011	3,977
BNY Mellon	11/30/16	SGD	2,064,900	USD	1,481,436	(3,097)
BNY Mellon	11/30/16	USD	22,185	CHF	22,000	79
HSBC	11/30/16	GBP	8,400	USD	10,259	(28)
RBC	11/30/16	AUD	139,200	USD	105,756	(56)
RBC	11/30/16	CAD	124,400	USD	93,195	433
RBC	11/30/16	USD	73,688	AUD	97,000	45
						$116

For the period ended October 31, 2016, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At October 31, 2016, the tax basis cost of the Fund's investments was $31,243,948, and the unrealized appreciation and depreciation were $1,074,297 and $(1,096,519), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Australia	$1,719,888	$—	$—	$1,719,888
Belgium	520,043	—	—	520,043
Canada	4,245,684	—	—	4,245,684
Chile	530,839	—	—	530,839
Denmark	383,273	—	—	383,273
France	174,113	—	—	174,113
Germany	138,801	—	—	138,801
Hong Kong	774,223	—	—	774,223
Israel	891,423	—	—	891,423
Italy	471,828	—	—	471,828
Japan	2,268,484	—	—	2,268,484
Luxembourg	121,843	—	—	121,843
Malaysia	81,857	—	—	81,857
Mexico	111,561	—	—	111,561
New Zealand	204,313	—	—	204,313
Philippines	—	222,970	—	222,970
Qatar	81,524	—	—	81,524
Singapore	1,535,053	—	—	1,535,053
South Korea	269,416	—	—	269,416
Spain	348,839	—	—	348,839
Sweden	296,984	—	—	296,984
Switzerland	1,235,560	—	—	1,235,560
Taiwan	1,564,245	—	—	1,564,245
Thailand	208,943	—	—	208,943
United Kingdom	1,407,400	—	—	1,407,400
U.S. Common Stock	10,992,375	—	—	10,992,375
Registered Investment Companies	299,740	—	—	299,740
Preferred Stock	120,504	—	—	120,504
Total Investments in Securities	$30,998,756	$222,970	$—	$31,221,726

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$35,974	$—	$35,974
Unrealized Depreciation	—	(35,858)	—	(35,858)
Total Other Financial Instruments	$—	$116	$—	$116

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2016, certain foreign equity securities were fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments are principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures and, accordingly, transferred from Level 1 to Level 2.

For the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

24

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global All Cap Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 63.1%
CONSUMER DISCRETIONARY — 5.7%
Comcast, Cl A	884	$54,649
Home Depot	372	45,388
Time Warner	810	72,082
TJX	642	47,348
		219,467
CONSUMER STAPLES — 3.5%
CVS Health	642	53,992
Mondelez International, Cl A	967	43,457
Philip Morris International	402	38,769
		136,218
ENERGY — 4.1%
Anadarko Petroleum	940	55,874
Core Laboratories	371	35,976
Occidental Petroleum	883	64,380
		156,230
FINANCIALS — 7.8%
BB&T Corp.	1,015	39,788
BlackRock, Cl A	110	37,536
Chubb	317	40,259
CME Group, Cl A	578	57,858
FNF Group	1,132	40,650
US Bancorp	1,858	83,164
		299,255
HEALTH CARE — 7.4%
Allergan*	253	52,862
Danaher	438	34,405
McKesson	230	29,249
Teva Pharmaceutical Industries ADR	1,074	45,903
UnitedHealth Group	565	79,851
Zoetis, Cl A	847	40,487
		282,757
INDUSTRIALS — 6.6%
General Dynamics	280	42,207
General Electric	2,693	78,366
Hexcel	1,387	63,095
Raytheon	493	67,349
		251,017
INFORMATION TECHNOLOGY — 22.6%
Alphabet, Cl C*	101	79,239
Apple	1,100	124,894
Applied Materials	2,234	64,965
Automatic Data Processing	458	39,873
Cypress Semiconductor	5,340	53,240
F5 Networks*	290	40,081
Facebook, Cl A*	439	57,505
Fidelity National Information Services	665	49,157
Microsoft	1,846	110,612
Oracle	1,570	60,319
Seagate Technology	1,920	65,875
Universal Display*	1,005	51,958
Visa, Cl A	804	66,338
		864,056
MATERIALS — 2.4%
Berry Plastics Group*	918	40,162
Martin Marietta Materials	272	50,423
		90,585
UTILITIES — 3.0%
NextEra Energy	464	59,392
PPL	1,625	55,802
		115,194
TOTAL U.S. COMMON STOCK		2,414,779
FOREIGN COMMON STOCK — 36.3%
AUSTRALIA — 1.0%
Amcor	3,421	38,254

BELGIUM — 1.6%
Anheuser-Busch InBev	544	62,435

FRANCE — 8.4%
Airbus Group	899	53,440
AXA	1,718	38,728
Danone	1,025	70,977
Essilor International	346	38,894
Safran	888	61,052
Sodexo	507	58,884
		321,975
GERMANY — 1.1%
Continental	218	41,772

HONG KONG — 2.0%
AIA Group	11,860	74,856

ITALY — 1.4%
Snam	10,353	54,575

JAPAN — 5.1%
Calbee	1,700	61,762
Fuji Heavy Industries	1,600	62,462
Suzuki Motor	2,000	71,136
		195,360
SPAIN — 1.4%
Cellnex Telecom SAU (A)	3,155	51,813

SWITZERLAND — 3.5%
Nestle SA	1,097	79,541
Roche Holding AG	229	52,647
		132,188
UNITED KINGDOM — 10.8%
BT Group, Cl A	6,510	29,957
Bunzl	2,019	54,343
Croda International	1,260	53,948
Experian	2,036	39,200
Imperial Tobacco Group	1,104	53,451
Lloyds Banking Group	39,624	27,771
Smith & Nephew	2,443	35,375
Unilever	960	40,163
Vodafone Group	13,054	35,919
WPP	2,060	44,831
		414,958
TOTAL FOREIGN COMMON STOCK		1,388,186

25

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global All Cap Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	VALUE
TOTAL INVESTMENTS
(Cost $3,693,087)†— 99.4%	$3,802,965
OTHER ASSETS AND LIABILITIES, NET — 0.6%	23,597
NET ASSETS — 100.0%	$3,826,562

†	At October 31, 2016, the tax basis cost of the Fund's investments was $3,693,087, and the unrealized appreciation and depreciation were $299,945 and $(190,067), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $51,813 or 1.4% of net assets of the Fund.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT /SHARES	VALUE
CONVERTIBLE BONDS — 42.8%
CONSUMER DISCRETIONARY — 3.3%
Cervus Equipment
6.00%, 7/31/17	$3,000	$2,253
Restoration Hardware Holdings
7.62%, 7/15/20 (A)(B)	46,000	36,398
7.57%, 6/15/19 (A)(B)	35,000	29,488
Tesla Motors
0.25%, 3/1/19	38,000	35,031
		103,170
CONSUMER STAPLES — 2.4%
Herbalife
2.00%, 8/15/19	77,000	74,738

ENERGY — 1.4%
Alon USA Energy
3.00%, 9/15/18	9,000	8,691
Alpha Appalachia Holdings
3.25%, 8/1/15 (C)	9,000	495
BPZ Resources (Escrow)
6.50%, 3/1/49	8,000	80
Chesapeake Energy
2.25%, 12/15/38	24,000	22,320
Scorpio Tankers
2.38%, 7/1/19 (B)	16,000	11,810
TransGlobe Energy
6.00%, 3/31/17	3,000	2,248
		45,644
FINANCIALS — 15.0%
Artis Real Estate Investment Trust
5.75%, 6/30/18	19,000	18,981
Colony Financial
5.00%, 4/15/23	43,000	42,919
FXCM
2.25%, 6/15/18	108,000	46,440
H&R Real Estate Investment Trust
5.40%, 11/30/18	6,000	4,576
IAS Operating Partnership
5.00%, 3/15/18 (B)	70,000	69,912
New Mountain Finance
5.00%, 6/15/19	19,000	19,428
Pennymac
5.38%, 5/1/20	116,000	110,780
Prospect Capital
5.88%, 1/15/19	38,000	38,808
5.75%, 3/15/18	32,000	33,040
4.75%, 4/15/20	46,000	45,166
Redwood Trust
4.63%, 4/15/18	17,000	17,043
Resource Capital
6.00%, 12/1/18	17,000	16,830
TICC Capital
7.50%, 11/1/17	8,000	8,080
		472,003
HEALTH CARE — 2.3%
AMAG Pharmaceuticals
2.50%, 2/15/19	1,000	1,159
Brookdale Senior Living
2.75%, 6/15/18	5,000	4,866

Impax Laboratories
2.00%, 6/15/22	13,000	11,277
Teligent
3.75%, 12/15/19	18,000	16,627
Vivus
4.50%, 5/1/20 (B)	56,000	37,800
		71,729
INFORMATION TECHNOLOGY — 8.7%
Cornerstone OnDemand
1.50%, 7/1/18	36,000	37,507
DH
6.00%, 9/30/18 (B)	8,000	5,782
FireEye
1.00%, 6/1/35	65,000	59,191
Gogo
3.75%, 3/1/20	19,000	14,357
InvenSense
1.75%, 11/1/18	22,000	20,996
ModusLink Global Solutions
5.25%, 3/1/19	1,000	823
Nuance Communications
1.00%, 12/15/35 (B)	60,000	52,013
SunEdison
2.63%, 6/1/23 (B)(C)	49,000	1,960
SunPower
0.75%, 6/1/18	14,000	12,766
Twitter
0.25%, 9/15/19	54,000	50,490
Verint Systems
1.50%, 6/1/21	20,000	18,850
		274,735
MATERIALS — 1.5%
Canexus
5.75%, 12/31/18	3,000	2,233
Silver Standard Resources
2.88%, 2/1/33 (B)	37,000	35,566
TerraVia Holdings
5.00%, 10/1/19	20,000	11,000
		48,799
TELECOMMUNICATION SERVICES — 5.5%
Alaska Communications Systems Group
6.25%, 5/1/18	16,000	15,720
Clearwire Communications
8.25%, 12/1/40 (B)	149,000	155,705
		171,425
UTILITIES — 2.7%
NRG Yield
3.50%, 2/1/19 (B)	53,000	52,470
Pattern Energy Group
4.00%, 7/15/20	31,000	31,213
		83,683
TOTAL CONVERTIBLE BONDS		1,345,926
COMMON STOCK — 21.2%
CONSUMER DISCRETIONARY — 2.9%
MDC Partners, Cl A	200	1,690
Mediawan*	7,707	86,804
TransAlta	400	1,762
		90,256

27

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
ENERGY — 1.4%
AltaGas	100	$2,474
Canadian Natural Resources	100	3,174
Canyon Services Group	400	1,589
Cenovus Energy	100	1,443
Centennial Resource Development, Cl A*	1,778	26,403
PrairieSky Royalty	2	44
Suncor Energy	100	3,001
TransCanada	100	4,527
		42,655
FINANCIALS — 14.9%
Acasta Enterprises, Cl A*	2,000	14,791
Alignvest Acquisition, Cl A*	600	4,428
Annaly Capital Management ‡	900	9,324
Atlantic Alliance Partnership*	200	2,043
Avista Healthcare Public Acquisition*	300	3,003
Bank of Cyprus*	574,600	85,154
Bank of Nova Scotia	100	5,374
Berkshire Hathaway, Cl B*	100	14,430
Boulevard Acquisition II*	1,000	10,260
Brookfield Asset Management, Cl A	150	5,253
Canadian Imperial Bank of Commerce	100	7,493
Capitol Acquisition III*	1,600	16,328
CF*	700	7,182
Conyers Park Acquisition*	5,300	56,604
Double Eagle Acquisition*	2,300	23,851
Dundee Acquisition, Cl A*	400	2,970
Easterly Acquisition*	700	6,895
Gibraltar Growth, Cl A*	300	2,210
Global Partner Acquisition*	700	7,035
Gores Holdings, Cl A*	1,800	20,502
GP Investments Acquisition*	200	2,010
GTY Technology Holdings*	1,800	18,342
Harmony Merger*	400	4,226
Hennessy Capital Acquisition II*	400	3,948
Hydra Industries Acquisition*	300	3,045
INFOR Acquisition, Cl A*	700	5,167
Landcadia Holdings*	4,600	47,633
Pace Holdings*	2,000	20,780
Quinpario Acquisition 2*	1,800	17,865
Royal Bank of Canada	100	6,248
Saban Capital Acquisition*	2,600	26,650
Terrapin 3 Acquisition, Cl A*	800	8,032
		469,076
INDUSTRIALS — 0.5%
Air Canada, Cl B*	600	5,659
Brookfield Business Partners	3	69
KBR	100	1,481
Nexeo Solutions*	1,100	8,272
		15,481
INFORMATION TECHNOLOGY — 0.6%
Hewlett Packard Enterprise	100	2,247
Open Text	100	6,209
Oracle	100	3,842
QUALCOMM	100	6,872
		19,170

MATERIALS — 0.2%
ArcelorMittal	525	3,533

Freeport-McMoRan	100	1,118
Teck Resources, Cl B	100	2,159
		6,810
REAL ESTATE — 0.2%
Inovalis Real Estate Investment Trust, Cl Trust Unit ‡	200	1,463
VEREIT ‡	500	4,700
		6,163
UTILITIES — 0.5%
Atco, Cl I	100	3,505
Canadian Utilities, Cl A	100	2,858
Capital Power	100	1,540
TransAlta Renewables	850	9,385
		17,288
TOTAL COMMON STOCK		666,899
REGISTERED INVESTMENT COMPANIES — 7.9%
Energy Select Sector SPDR Fund	100	6,862
Highland/iBoxx Senior Loan ETF	500	9,295
iShares 20+ Year Treasury Bond ETF	100	13,125
iShares 3-7 Year Treasury Bond ETF	100	12,562
iShares Gold Bullion ETF	100	839
iShares JPMorgan USD Emerging Markets Bond ETF	42	4,817
iShares US Preferred Stock ETF	1,300	50,635
Pennant Park Floating Rate Closed End Management Investment Company	1,423	18,456
SPDR Bloomberg Barclays Convertible Securities ETF	1,100	50,248
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,900	79,692

TOTAL REGISTERED INVESTMENT COMPANIES		246,531
CORPORATE OBLIGATIONS — 7.6%
CONSUMER DISCRETIONARY — 2.6%
Best Buy
5.00%, 8/1/18	$10,000	10,540
GameStop
6.75%, 3/15/21 (B)	10,000	10,300
Goodyear Tire & Rubber
7.00%, 5/15/22	10,000	10,512
JC Penney
5.65%, 6/1/20	10,000	9,900
L Brands
5.63%, 2/15/22	10,000	10,950
Neiman Marcus Group
8.00%, 10/15/21 (B)	10,000	8,250
Sirius XM Radio
4.63%, 5/15/23 (B)	10,000	10,063
TEGNA
5.13%, 7/15/20	10,000	10,400
		80,915
CONSUMER STAPLES — 0.3%
Constellation Brands
7.25%, 5/15/17	10,000	10,325

FINANCIALS — 1.0%
Ally Financial
4.75%, 9/10/18	10,000	10,276

28

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT /SHARES	VALUE
CIT Group
5.25%, 3/15/18	$10,000	$10,357
Goldman Sachs BDC
4.50%, 4/1/22 (B)	10,000	9,956
		30,589
HEALTH CARE — 0.3%
HCA
6.50%, 2/15/20	10,000	11,075

INDUSTRIALS — 0.3%
Bombardier
7.50%, 3/15/18 (B)	10,000	10,594

MATERIALS — 1.3%
Cascades
5.50%, 7/15/21 (B)	15,000	11,407
First Quantum Minerals
7.00%, 2/15/21 (B)	11,000	10,443
6.75%, 2/15/20 (B)	11,000	10,532
Resolute Forest Products
5.88%, 5/15/23	10,000	8,475
		40,857
REAL ESTATE — 0.2%
Lamar Media
5.88%, 2/1/22	5,000	5,175

TELECOMMUNICATION SERVICES — 1.3%
CenturyLink
5.80%, 3/15/22	10,000	10,150
SBA Communications
4.88%, 7/15/22	10,000	10,200
Sprint Nextel
6.00%, 12/1/16	10,000	10,013
T-Mobile USA
6.63%, 11/15/20	10,000	10,275
		40,638
UTILITIES — 0.3%
Calpine
5.38%, 1/15/23	10,000	9,900

TOTAL CORPORATE OBLIGATIONS		240,068
PREFERRED STOCK — 5.3%
Bank of America*	10	12,310
Brookfield Office Properties*	396	8,734
Brookfield Property Split	50	941
Chesapeake Energy, CV to 37.037 shares*(B)	53	26,036
Dynegy, CV to 2.5806 shares*	100	4,020
Dynegy, CV to 5.0201 shares*	300	22,425
Element Financial	200	3,747
Frontier Communications, CV to 17.0213 shares*	400	33,404
NextEra Energy*	400	20,300
Teva Pharmaceutical Industries, CV to 13.3333 shares*	19	14,402
TransAlta	319	2,514
Wells Fargo, CV to 6.3814 shares*	10	13,050
Welltower*‡	50	3,090
TOTAL PREFERRED STOCK		164,973

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bond
1.36%, 5/15/43 (A)	59,000	29,146
1.35%, 8/15/43 (A)	59,000	29,210
1.35%, 11/15/43 (A)	59,000	29,099
1.33%, 5/15/44 (A)	63,000	30,348
1.28%, 2/15/44 (A)	62,000	30,095
TOTAL U.S. TREASURY OBLIGATIONS		147,898

	NUMBER OF WARRANTS
WARRANTS — 0.2%
Axar Acquisition, Expires 12/31/22*	150	10
CardConnect, Expires 2/19/20*	127	114
Centennial Resource Development, Expires 10/11/21*	392	1,842
Easterly Acquisition, Expires 8/4/20*	350	203
Gores Holdings, Expires 10/16/20*	1,200	1,596
GP Investments Acquisition, Expires 5/26/22*	100	41
Hennessy Capital Acquisition II, Expires 9/11/20*	400	104
Hydra Industries Acquisition, Expires 12/9/19*	200	92
Mediawan, Expires 4/22/21*	5,000	1,921
Nexeo Solutions, Expires 6/14/19*	1,100	561
Quinpario Acquisition 2, Expires 1/1/23*	1,800	266
Terrapin 3 Acquisition, Expires 6/27/19*	800	336

TOTAL WARRANTS		7,086

	NUMBER OF RIGHTS
RIGHTS — 0.0%
Hydra Industries Acquisition*‡‡	200	92

TOTAL RIGHTS		92
TOTAL INVESTMENTS
(Cost $2,956,724)† — 89.7%		2,819,473
OTHER ASSETS AND LIABILITIES, NET — 10.3%		322,349
NET ASSETS — 100.0%		$3,141,822

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2016, is as follows (1):

					Unrealized
					Apprecitaion
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
11/30/16	CAD	176,897	USD	132,506	$597
11/30/16	EUR	167,627	USD	182,658	(1,561)
					$(964)

(1) Counterparty is BNY Mellon.

For the period ended October 31, 2016, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At October 31, 2016, the tax basis cost of the Fund's investments was $2,956,724, and the unrealized appreciation and depreciation were $86,671 and $(223,922), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

29

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2016 (unaudited)

‡‡	Expiration date is unavailable.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $596,485 or 19.0% of net assets of the Fund.
(C)	Security is in default on interest payments.

BNY — Bank of New York

CAD — Canadian Dollar

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

EUR — Euro

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,345,926	$—	$1,345,926
Common Stock	580,095	86,804	—	666,899
Registered Investment Companies	246,531	—	—	246,531
Corporate Obligations	—	240,068	—	240,068
Preferred Stock	104,235	60,738	—	164,973
U.S. Treasury Obligations	—	147,898	—	147,898
Warrants	—	7,086	—	7,086
Rights	92	—	—	92
Total Investments in Securities	$930,953	$1,888,520	$—	$2,819,473

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$597	$—	$597
Unrealized Depreciation	—	(1,561)	—	(1,561)
Total Other Financial Instruments	$—	$(964)	$—	$(964)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

30

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.0%
CONSUMER DISCRETIONARY — 14.4%
Advance Auto Parts	7,610	$1,066,009
Brunswick	31,904	1,387,824
Cedar Fair (A)	17,020	967,587
Darden Restaurants	17,734	1,148,986
Hibbett Sports*	26,700	1,037,295
NVR*	977	1,487,971
PVH	9,902	1,059,316
Sally Beauty Holdings*	54,261	1,407,530
Service International	72,915	1,866,624
Steven Madden*	37,370	1,248,158
Urban Outfitters*	30,716	1,027,450
		13,704,750
CONSUMER STAPLES — 5.2%
B&G Foods	23,611	1,001,106
Fresh Del Monte Produce	22,901	1,382,075
TreeHouse Foods*	10,601	927,376
United Natural Foods*	39,598	1,652,821
		4,963,378
ENERGY — 2.3%
Core Laboratories	7,960	771,881
Dril-Quip*	15,570	739,575
Oil States International*	23,244	679,887
		2,191,343
FINANCIALS — 14.8%
Arthur J Gallagher	22,094	1,065,594
Bank of Hawaii	28,567	2,146,810
BankUnited	68,944	2,009,028
Blackstone Mortgage Trust, Cl A	35,210	1,063,342
CVB Financial	88,265	1,481,087
Diamond Hill Investment Group	3,997	727,494
Glacier Bancorp	54,153	1,530,364
Markel*	1,652	1,449,514
Morningstar	14,452	1,020,745
Texas Capital Bancshares*	26,501	1,571,509
		14,065,487
HEALTH CARE — 9.5%
Air Methods*	57,398	1,518,177
Alkermes*	19,341	974,980
Bio-Rad Laboratories, Cl A*	11,149	1,762,434
DENTSPLY SIRONA	12,332	709,953
Jazz Pharmaceuticals*	5,780	632,737
Molina Healthcare*	31,137	1,694,164
Universal Health Services, Cl B	8,166	985,718
WellCare Health Plans*	6,488	736,453
		9,014,616
INDUSTRIALS — 15.0%
AMETEK	23,635	1,042,303
Armstrong World Industries*	38,297	1,436,138
Genesee & Wyoming, Cl A*	17,424	1,183,787
Hexcel	44,984	2,046,322
Jacobs Engineering Group*	17,299	892,282
KAR Auction Services	39,724	1,691,448
Mueller Industries	44,843	1,358,294
Wabtec	21,119	1,632,710
Werner Enterprises	46,076	1,108,128
Woodward	30,789	1,815,935
		14,207,347
INFORMATION TECHNOLOGY — 17.8%
CommVault Systems*	20,628	1,103,598
CSRA	54,512	1,367,706
Cypress Semiconductor	144,301	1,438,681
EVERTEC	63,196	957,420
F5 Networks*	9,749	1,347,409
Harmonic*	174,152	888,175
National Instruments	39,029	1,096,325
NetScout Systems*	69,791	1,915,763
PTC*	47,359	2,246,711
Seagate Technology	25,663	880,498
Total System Services	20,330	1,014,060
Universal Display*	31,463	1,626,637
WEX*	8,902	971,208
		16,854,191
MATERIALS — 5.8%
Compass Minerals International	14,370	1,032,484
Martin Marietta Materials	4,208	780,079
Methanex	12,776	464,408
Reliance Steel & Aluminum	18,126	1,246,706
Silgan Holdings	20,684	1,053,850
Valvoline*	44,575	909,330
		5,486,857
REAL ESTATE — 7.4%
Apartment Investment & Management, Cl A ‡	23,816	1,049,571
CubeSmart ‡	50,499	1,316,509
GEO Group ‡	41,309	989,764
Jones Lang LaSalle	11,655	1,128,787
Kite Realty Group Trust ‡	42,653	1,063,339
Liberty Property Trust ‡	36,866	1,490,492
		7,038,462
TELECOMMUNICATION SERVICES — 0.3%
Lumos Networks*	17,817	253,179

UTILITIES — 4.5%
Black Hills	24,610	1,522,128
NorthWestern	22,801	1,312,198
Vectren	28,089	1,413,158
		4,247,484
TOTAL COMMON STOCK		92,027,094
TOTAL INVESTMENTS
(Cost $91,443,182)†— 97.0%		92,027,094
OTHER ASSETS AND LIABILITIES, NET — 3.0%		2,801,620
NET ASSETS — 100.0%		$94,828,714

†	At October 31, 2016, the tax basis cost of the Fund's investments was $91,443,182, and the unrealized appreciation and depreciation were $6,605,056 and $(6,021,144), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At October 31, 2016, this security amounted to $967,587 or 1.0% of net assets.

Cl — Class

31

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2016 (unaudited)

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — October 31, 2016 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2016, there were no foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended October 31, 2016, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

33

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: December 19, 2016

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: December 19, 2016

* Print the name and title of each signing officer under his or her signature